share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Employee share purchase plan
share-based compensation
Dividend reinvestment in common shares	$ 13	$ 12	$ 26	$ 23